Accounts and Notes Receivable and Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Receivables [Abstract]
Accounts receivable	$ 113,242	¥ 733,558	¥ 749,456
Notes receivable	96	620	905
Allowance for doubtful debts	(6,186)	(40,070)	(10,416)
Accounts and notes receivable (net of allowance for doubtful accounts of RMB10,416 and RMB40,070 (US$6,186) as of December 31, 2014 and 2015, respectively)	$ 107,152	¥ 694,108	¥ 739,945